Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002153598
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Frazier Life Sciences Acquisition Corp. II
Entity Incorporation State Country Code	E9
Entity File Number	001-43504
Entity Tax Identification Number	98-1964369
Entity Address, Address Line One	1001 Page Mill Road
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	Suite 200B
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93404
City Area Code	(650)
Local Phone Number	325-5156
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FLSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false